Annual Total Returns[BarChart] - NVIT Short Term Bond Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.70%	4.02%	0.46%	0.87%	0.06%	2.97%	2.08%	1.10%	4.48%	3.32%